INCOME TAXES (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Income tax recovery at Canadian statutory income tax rates	(9.1)
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(1.8)
Difference in foreign tax rate	(0.5)
Release of deferred income taxes related to reduction in corporate income tax rates	0
Change in the deferred income tax estimate	0
Change in valuation allowance	11.9
Adjustment to deferred credits	0
Other	(0.3)
Income tax expense (recovery)	0.2
Income tax recovery at Canadian statutory income tax rates	25.00%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	5.00%
Difference in foreign tax rate	1.30%
Release of deferred income taxes related to reduction in corporate income tax rates	0.00%
Change in the deferred income tax estimate	0.00%
Change in valuation allowance	(32.70%)
Adjustment to deferred credits	0.00%
Other	0.90%
Income tax expense (recovery)	(0.50%)
Predecessor [Member]
Income tax recovery at Canadian statutory income tax rates		162.3	(260.8)		(118.2)
Increase (decrease) in income taxes for:
Non-taxable income and expenses		7.4	2.0		(3.2)
Difference in foreign tax rate		(1.0)	(25.4)		(4.3)
Release of deferred income taxes related to reduction in corporate income tax rates		0	11.3		13.8
Change in the deferred income tax estimate		0	(0.6)		0.3
Change in valuation allowance		(164.9)	265.7		98.3
Adjustment to deferred credits		(9.6)	0		(5.9)
Other		4.7	0.4		2.9
Income tax expense (recovery)		(1.1)	(8.4)	[1]	(19.8)	[2]	(23.1)	(90.7)
Income tax recovery at Canadian statutory income tax rates		25.00%	26.50%		28.50%
Increase (decrease) in income taxes for:
Non-taxable income and expenses		1.10%	(0.20%)		0.80%
Difference in foreign tax rate		(0.10%)	2.50%		1.00%
Release of deferred income taxes related to reduction in corporate income tax rates		0.00%	(1.10%)		(3.30%)
Change in the deferred income tax estimate		0.00%	0.10%		(0.10%)
Change in valuation allowance		(25.40%)	(27.00%)		(23.70%)
Adjustment to deferred credits		(1.50%)	0.00%		1.40%
Other		0.70%	0.00%		(0.70%)
Income tax expense (recovery)		(0.20%)	0.80%		3.90%

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations